Shareholders' Equity (Details) - Schedule of options outstanding classified by exercise price shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	1,072,777
Options exercisable, Number outstanding (in Shares) | shares	455,735
Exercise Price 2.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	37,490
Options outstanding, Weighted average exercise price	$ 2.07
Options outstanding, Weighted average remaining contractual life	4 years 10 months 13 days
Options exercisable, Number outstanding (in Shares) | shares	37,490
Exercise price	$ 2.07
Options exercisable, Weighted average exercise price	$ 2.07
Options exercisable, Weighted average remaining contractual life	4 years 10 months 13 days
Exercise Price 9.38-9.97 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	$ 9.38
Exercise price, maximum	$ 9.97
Options outstanding, Number outstanding (in Shares) | shares	62,751
Options outstanding, Weighted average exercise price	$ 9.97
Options outstanding, Weighted average remaining contractual life	4 years 9 months 29 days
Options exercisable, Number outstanding (in Shares) | shares	62,751
Options exercisable, Weighted average exercise price	$ 9.97
Options exercisable, Weighted average remaining contractual life	4 years 9 months 29 days
Exercise Price 10.05-11.90 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	$ 10.05
Exercise price, maximum	$ 11.90
Options outstanding, Number outstanding (in Shares) | shares	141,548
Options outstanding, Weighted average exercise price	$ 10.31
Options outstanding, Weighted average remaining contractual life	6 years 7 months 2 days
Options exercisable, Number outstanding (in Shares) | shares	71,389
Options exercisable, Weighted average exercise price	$ 10.16
Options exercisable, Weighted average remaining contractual life	6 years 6 months 21 days
Exercise Price 12.97-15.80 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	$ 12.97
Exercise price, maximum	$ 15.80
Options outstanding, Number outstanding (in Shares) | shares	129,542
Options outstanding, Weighted average exercise price	$ 15.26
Options outstanding, Weighted average remaining contractual life	7 years 3 days
Options exercisable, Number outstanding (in Shares) | shares	88,210
Options exercisable, Weighted average exercise price	$ 15.01
Options exercisable, Weighted average remaining contractual life	6 years 7 months 9 days
Exercise Price Range 16.15-18.05 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	$ 16.15
Exercise price, maximum	$ 18.05
Options outstanding, Number outstanding (in Shares) | shares	199,547
Options outstanding, Weighted average exercise price	$ 17.97
Options outstanding, Weighted average remaining contractual life	7 years 7 months 20 days
Options exercisable, Number outstanding (in Shares) | shares	79,613
Options exercisable, Weighted average exercise price	$ 17.97
Options exercisable, Weighted average remaining contractual life	15 years 4 months 13 days
Exercise Price 18.80-19.05 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	$ 18.80
Exercise price, maximum	$ 19.05
Options outstanding, Number outstanding (in Shares) | shares	345,611
Options outstanding, Weighted average exercise price	$ 18.81
Options outstanding, Weighted average remaining contractual life	8 years 6 months 25 days
Options exercisable, Number outstanding (in Shares) | shares	109,822
Options exercisable, Weighted average exercise price	$ 18.82
Options exercisable, Weighted average remaining contractual life	8 years 6 months 10 days
Exercise Price 21.15-28.15 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	$ 21.15
Exercise price, maximum	$ 28.15
Options outstanding, Number outstanding (in Shares) | shares	156,288
Options outstanding, Weighted average exercise price	$ 26.86
Options outstanding, Weighted average remaining contractual life	9 years 5 months 12 days
Options exercisable, Number outstanding (in Shares) | shares	6,460
Options exercisable, Weighted average exercise price	$ 22.16
Options exercisable, Weighted average remaining contractual life	8 years 7 months 2 days